FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  December 31, 2006

                          Check here if Amendment [ ]:

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                             Name:  Ronald J. Juvonen

                    Address: c/o Downtown Associates, L.L.C.
                             674 Unionville Road, Suite 105
                             Kennett Square, PA  19348
                    -----------------------------------------



                         Form 13F File Number: 28-06433
                         ------------------------------

             The institutional investment manager filing this report
          and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:  Ronald J. Juvonen

Reporting Manager:  Ronald J. Juvonen


Name:   Ronald J. Juvonen
       ---------------------

Title:  Managing Member
       ---------------------

Phone:  (610) 925-3480
       ---------------------


Signature, Place, and Date of Signing:

/s/ Ronald J. Juvonen            Kennett Square, PA          February 14, 2007
--------------------------      --------------------      ----------------------
[Signature]                         [City, State]                [Date]



Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page


                                 Report Summary


Number of Other Included Managers:           None

Form 13F Information Table Entry Total:      15

Form 13F Information Table Value Total:      $ 376,287 (thousands)

List of Other Included Managers:             None


                                                      FORM 13F INFORMATION TABLE


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    Column 1                  Column 2    Column 3   Column 4        Column 5          Column 6    Column 7         Column 8

                              TITLE OF                Value     SHARES OR  SH/ PUT/   INVESTMENT   OTHER         VOTING AUTHORITY
  NAME OF ISSUER               CLASS      CUSIP    (x$1000)     PRIN. AMT. PRN CALL   DISCRETION   MANAGERS   SOLE     SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
BUILD-A-BEAR WORKSHOP, INC.    COM     120076104        25376       905622  SH          SOLE                    905622
CARMAX, INC.                   COM     143130102        16851       314217  SH          SOLE                    314217
COSI, INC.                     COM     22122P101          261        51201  SH          SOLE                     51201
ECLIPSYS CORP.                 COM     278856109        44103      2145109  SH          SOLE                   2145109
ESPEED, INC.                   CL A    296643109        24132      2764300  SH          SOLE                   2764300
FARO TECHNOLOGIES, INC.        COM     311642102        29120      1211330  SH          SOLE                   1211330
FIRST ADVANTAGE CORPORATION    COM     31845F100         2376       103506  SH          SOLE                    103506
GENTEX CORP.                   COM     371901109        31572      2029028  SH          SOLE                   2029028
INPUT/OUPUT, INC.              COM     457652105        24333      1785232  SH          SOLE                   1785232
NIC, INC.                      COM     62914B100         9149      1840840  SH          SOLE                   1840840
RADISYS CORP.                  COM     750459109        31858      1911111  SH          SOLE                   1911111
SANDISK CORP.                  COM     80004C101       118731      2759266  SH          SOLE                   2759266
SPECTRALINK CORP.              COM     847580107         9093      1057356  SH          SOLE                   1057356
URBAN OUTFITTERS, INC.         COM     917047102         1052        45667  SH          SOLE                     45667
X-RITE, INC.                   COM     983857103         8280       673154  SH          SOLE                    673154